Revenue	12 Months Ended
Dec. 31, 2024
Revenue [abstract]
Revenue	Revenue

(i) Revenue streams

The Group generates revenue primarily from the sale of leather and fabric upholstered furniture and home furnishing accessories to its customers. Other sources of revenue include sale of polyurethane foam, sale of leather-by products, sale of Natuzzi Display System and sale of Service Type Warranty.

Therefore, all the Group’s revenue is related to revenue from contracts with customers.

(ii) Disaggregation of revenue from contracts with customers

In the following tables, revenue from contracts with customers are disaggregated by types of goods, primary geographical markets, geographical location of customers, distribution channels, brands and timing of revenue recognition.

Types of goods	2024	2023	2022
Sale of upholstery furniture	272,935	281,638	398,768
Sale of home furnishing accessories	37,610	38,199	54,478
Sale of polyurethane foam	1,932	2,509	5,208
Sale of other goods	6,320	6,272	10,033
Total	318,797	328,618	468,487

The sale of upholstery furniture includes the following categories: stationary furniture (sofas, loveseats and armchairs), sectional furniture, motion furniture, sofa beds and occasional chairs, including recliners and massage chairs.

Geographical markets	2024	2023	2022
Europe, Middle East and Africa	153,033	159,570	215,596
Americas	125,063	122,820	165,453
Asia-Pacific	40,702	46,228	87,438
Total	318,797	328,618	468,487

Geographical location of customers	2024	2023	2022
United States of America	90,921	87,250	119,749
Italy	47,509	39,037	61,284
United Kingdom	32,252	36,291	55,300
China	22,178	26,211	59,358
Spain	13,534	11,634	16,037
Brazil	13,516	14,498	15,544
Mexico	9,913	8,197	10,594
Canada	7,275	8,117	15,033
Australia	5,723	6,256	9,864
Belgium	4,605	5,302	8,084
Israel	3,514	3,371	5,804
South Korea	3,395	3,518	6,150
United Arab Emirates	3,181	4,839	4,453
Other countries (none greater than 5%)	61,281	74,097	81,233
Total	318,797	328,618	468,487

Distribution channels	2024	2023	2022
Wholesale (distributors and retailers)	242,667	255,507	386,421
Directly operated stores (end consumers)	76,130	73,111	82,066
Total	318,797	328,618	468,487

Brands	2024	2023	2022
Natuzzi Editions	167,416	176,600	213,481
Natuzzi Italia	120,487	119,323	191,624
Private label	22,639	23,914	48,141
Other	8,255	8,781	15,241
Total	318,797	328,618	468,487

Timing of revenue recognition	2024	2023	2022
Goods transferred at a point in time	318,250	327,316	467,255
Goods and services transferred over time	547	1,302	1,232
Total	318,797	328,618	468,487

(iii) Contract balances

The following table provides information about receivables and contract liabilities from contracts with customers.

	31/12/24	31/12/23
Trade receivables	32,819	33,304
Contract liabilities	30,373	27,133

Reference should be made to note 15 “Trade receivables” and note 23 “Contract liabilities (non-current and current)” for details about such contract balances.

(iv) Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the customer contract. The Group recognises revenue when it transfers control over a good or service to a customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for goods or services. The Group has generally concluded that it is the principal in its revenue arrangements, because it controls the goods or services before transferring them to the customer.

In determining the transaction price for its contracts with customers, the Group considers the effects of variable consideration and the existence of significant financing components.

The Group considers whether there are other promises in the contract that are separate performance obligations to which a portion of the transaction price needs to be allocated. The allocation of the transaction price to the Group’s performance obligations is performed using the relative stand-alone selling price method.

For detailed information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms and related revenue recognition policies, see note 4(t).

The transaction price allocated to the remaining performance obligations (partially unsatisfied) as at December 31, 2024 and 2023 is as follows:

	31/12/24	31/12/23
Sale of the license for Natuzzi trademarks
Within a year	383	383
More than a year	4,811	5,194
Total	5,194	5,577
Sale of Natuzzi Display System
Within a year	851	813
More than a year	1,311	1,349
Total	2,162	2,162
Sale of Service-Type Warranties
Within a year	179	160
More than a year	260	257
Total	439	417

(v) Variable considerations

If the consideration in a contract includes a variable amount, the Group estimates the amount of consideration to which it will be entitled in exchange for transferring the goods to the customer. The variable consideration is estimated at contract inception and constrained until it is highly probable that a significant revenue reversal in the amount of cumulative revenue recognised will not occur when the associated uncertainty with the variable consideration is subsequently resolved. Some contracts for the sale of furniture provide customers with volume discounts, which give rise to variable consideration.

In particular, the Group provides retrospective volume discounts to certain customers once the quantity of products purchased during the period exceeds a threshold specified in the contract. Discounts are offset against amounts payable by the customer. Accumulated experience is used to estimate and provide for the discounts, using the expected value method. A refund liability is recognised for expected volume discounts payable to customers in relation to sales made until the end of the reporting period.

(vi) Financing components

For information about financing components, reference should be made to note 4(t)(vi).

(vii) Warranty obligations

The Group typically provides warranties for general repairs of defects that existed at the time of sale, as required by law.

Customers who purchase the Group’s upholstered furniture and home furnishings accessories may require a service-type warranty. As disclosed in note 4(t)(v), the Group allocates a portion of the consideration received to the service-type warranty, based on the relative stand-alone selling price. The amount allocated to the service-type warranty is deferred, and is recognised as revenue over the time based on the validity period of such warranty.

These warranties are accounted for under IAS 37. Refer to the accounting policy on warranty provision in note 4(r).

(viii) Cost to obtain a contract

The Group pays sales commission to its agents for each contract that they obtain. For information about the accounting policy elected by the Group on sales commissions, reference should be made to note 4(x).

(ix) Fulfillment costs

The Group accounts for shipping and handling costs related to activities before the customer obtains control of the finished goods as fulfillment costs under the caption “Other assets” of the consolidated statement of financial position. For information about the accounting policy applied by the Group for shipping and handling costs, reference should be made to note 4(v).